Fair Value Measurements (Details) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Fair Value Disclosures [Abstract]
Cash operating account				$ 19,376,793
Cash withdrawn amount of interest earned from trust account to pay taxes				988,872
Cash withdrawn from trust account in connection with redemption	$ 10,781,567			258,680,733
Mutual funds held in the trust account				19,376,793
Investments and cash held in trust account	10,911,743		$ 276,026,092	20,152,710	276,026,092	$ 10,911,743
Cash operating account				19,376,793
Mutual Fund Treasury Securities [Member]
Fair Value Disclosures [Abstract]
Assets held in the trust account				775,917
Money market funds securities held in trust account			276,026,092		276,026,092
US Treasury Securities [Member]
Fair Value Disclosures [Abstract]
Investments and cash held in trust account				775,917
Cash operating account	$ 10,781,567			19,376,793
Public Warrants [Member]
Fair Value Disclosures [Abstract]
Fair value hierarchy for public warrants			$ 6,900,000		$ 6,900,000
Fair value measurement				$ 414,000